Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 12,151	$ 2,788
Other receivables	3,047	1,044
Accrued income	398	2,534
Trade accounts receivable, net	699	5,425
Total other current assets	$ 16,295	$ 11,791